Income Tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Tax [Line Items]
Total ISR expense	$ 1,154,978	$ 1,084,444	$ 1,643,433
Operation in Mexico [member]
Disclosure of Income Tax [Line Items]
Current ISR	1,242,553	1,512,721	1,215,171
Deferred ISR	(33,718)	(157,646)	264,086
Total ISR expense	1,208,835	1,355,075	1,479,257
Foreign operation [member]
Disclosure of Income Tax [Line Items]
Current ISR	4,294	198,813	45,358
Deferred ISR	(58,151)	(469,444)	118,818
Total ISR expense	$ 1,154,978	$ 1,084,444	$ 1,643,433